Stockholders' Equity - Common Stock Dividends (Details) - $ / shares	Sep. 16, 2016	Aug. 23, 2016	Jun. 17, 2016	May 20, 2016	Jan. 29, 2016	Dec. 31, 2015	Dec. 11, 2015	Nov. 13, 2015	Sep. 11, 2015	Aug. 21, 2015	Jun. 24, 2015	May 27, 2015	Jan. 21, 2015	Dec. 23, 2014	Dec. 10, 2014	Nov. 26, 2014	Sep. 24, 2014	Aug. 28, 2014	Jun. 17, 2014	May 23, 2014
Dividends
Dividend per Share, declared		$ 0.38		$ 0.38		$ 0.50		$ 0.35		$ 0.32		$ 0.32		$ 0.30		$ 0.30		$ 0.20		$ 0.16
Dividend per Share, paid	$ 0.38		$ 0.38		$ 0.50		$ 0.35		$ 0.32		$ 0.32		$ 0.30		$ 0.30		$ 0.20		$ 0.16